DEFERRED COMPENSATION LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,303	$ 1,369	$ 324
Total deferred compensation liability	$ 15,800	$ 14,500
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Retirement age	67 years
Imputed interest rate	2.30%	2.60%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Retirement age	72 years
Imputed interest rate	2.30%	2.60%
Required service period	15 years
Maximum benefit as a percentage of salary	66.00%
Chief Executive Officer and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 1,300	$ 1,800	$ 400